Note 15 - Financial Instruments - Non-recurring Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessels, net	$ 165,890,705	$ 185,465,570
Impairment loss	$ 0	2,796,605	$ 0
M/V Santa Cruz [Member]
Vessels, net		8,700,000
Impairment loss		2,800,000
M/V Santa Cruz [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Vessels, net		$ 8,700,000